Cash and cash equivalents; short-term deposits (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash, Cash Equivalents, and Deposits

	At December 31, 2020	At June 30, 2021
	(in thousands)
Cash at banks	$7,567	$3,776
Cash equivalents	7	7
Short-term deposits	10,900	26,500
Cash, cash equivalents and deposits	$18,474	$30,283
Most of the cash and cash equivalents is held in U.S. dollar and euros as follows:

	At December 31, 2020	At June 30, 2021
	(in thousands)
U.S. dollar denominated accounts	$18,135	$28,752
Euro denominated accounts	154	1,300
GBP denominated accounts	76	13
SGP denominated accounts	44	14
NIS denominated accounts	14	139
RMB denominated accounts	29	51
Other currencies denominated accounts	22	14
Cash, cash equivalents and deposits	$18,474	$30,283